United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Hermes Premier Municipal Income Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2022

Date of Reporting Period: Six months ended 05/31/2022

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2022

Federated Hermes Premier Municipal Income Fund
Fund Established 2002

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2021 through May 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio Overview
May 31, 2022 (unaudited)
Total Returns
(Inception 12/20/2002)	Market Price	NAV
6 Months (cumulative)	-19.10%	-13.58%
1 Year	-20.52%	-12.68%
3 Year	0.04%	-0.40%
5 Year	1.24%	1.69%
10 Year	2.47%	3.73%
Portfolio Statistics
Market Price	$12.02
NAV	$13.22
Dividend Yield[1]	5.39%
Taxable Equivalent Dividend Yield[2]	8.56%
Premium/Discount to NAV	9.08% discount
Common Share Assets	$152.0 million
Preferred Share Assets	$113.6 million
Total Portfolio Assets	$265.6 million
Weighted Average Effective Maturity	6.4 years
Weighted Average Stated Maturity	16.2 years
Weighted Average Modified Duration[3]	4.8 years
Total Number of Securities	209
Credit Quality4
AAA	8.4%
AA	38.7%
A	26.8%
BBB	12.9%
BB	1.8%
Not Rated	11.4%
Semi-Annual Shareholder Report

Tax-Free Dividends Per Share Since Inception
February 2003–August 2005	$0.08375/month
September 2005–October 2006	$0.073/month
November 2006–February 2009	$0.067/month
March 2009–February 2010	$0.09/month
March 2010–May 2011	$0.087/month
June 2011–November 2012	$0.083/month
December 2012–August 2014	$0.0755/month
September 2014–May 2016	$0.0735/month
June 2016–November 2016	$0.07/month
December 2016–May 2018	$0.061/month
June 2018–May 2019	$0.054/month
June 2019–August 2020	$0.05/month
September 2020–May 2022	$0.054/month
Performance and composition information is updated monthly on FederatedInvestors.com.
Past performance is no guarantee of future results. Investment return, price, yield and NAV will fluctuate.
1
Dividend Yield on market share price is an annualized number, calculated by multiplying the fund’s most recent monthly dividend per share by 12 and then dividing by the month-end market price per share.
2
Taxable Equivalent Dividend Yield – In calculating this yield, the dividend yield is divided by 1 minus the applicable tax rate. The maximum federal tax rate (37%) is used when calculating the taxable equivalent dividend yield. Federal tax rates are based on 2018 rates as stated in the Tax Cuts and Jobs Act of 2018.
3
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4
The ratings agencies that provided the ratings are Standard & Poor’s, Moody’s Investors Service and Fitch Ratings. When ratings vary, the highest rating is used. Credit ratings of A or better are considered high credit quality; credit ratings of BBB are good credit quality and the lowest category of investment grade; credit ratings BB and below are lower-rated securities (“junk bonds”); and credit ratings of CCC or below have high default risk. The credit quality breakdown does not give effect to the impact of any credit derivative investments made by the fund.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At May 31, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Investments
Dedicated Tax	15.2%
Hospital	11.3%
Water & Sewer	7.8%
General Obligation - State	7.7%
Refunded	6.4%
Toll Road	5.8%
Senior Care	5.3%
General Obligation - Local	5.1%
Primary/Secondary Education	4.9%
Higher Education	4.4%
Other[2]	26.1%
TOTAL	100%

Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund’s Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

For purposes of this table, sector classifications constitute 73.9% of the Fund’s investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—89.1%
		Arizona—1.7%
$500,000		Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	$528,730
335,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	341,043
1,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Line Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	1,022,459
2,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	2,041,766
640,000	[1]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	649,279
		TOTAL	4,583,277
		California—7.1%
1,000,000		California Educational Facilities Authority (Stanford University), Revenue Bonds, 5.250%, 4/1/2040	1,286,285
3,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	3,038,027
165,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	162,594
600,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	615,685
250,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	256,181
1,000,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	1,035,935
715,000		California State, UT GO Various Purpose Bonds, 4.000%, 4/1/2049	743,993
1,000,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/1/2034	986,322
375,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	365,343
1,110,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	1,152,653
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), (United States Treasury PRF 1/15/2024@100), 5.750%, 1/15/2046	1,063,396
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,000,000	Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1) TOBs, 5.500%, Mandatory Tender 1/15/2023	$1,004,926
165,000	Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2028	170,758
1,000,000	Los Angeles, CA Wastewater System, Subordinate Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 6/1/2032	1,201,434
1,500,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	1,913,121
1,300,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,465,965
255,000	Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Senior Lien Refunding Bonds (Series 2021B-1), 4.000%, 6/1/2046	253,801
1,430,000	San Diego, CA Public Facilities Authority (San Diego, CA Wastewater System), Subordinated Sewer Revenue Bonds (Series 2022A), 5.000%, 5/15/2052	1,652,279
265,000	Transbay Joint Powers Authority, CA, Senior Tax Allocation Bonds Green Bonds (Series 2020A), 5.000%, 10/1/2049	290,899
	TOTAL	18,659,597
	Colorado—3.9%
500,000	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	519,492
1,000,000	Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012A), (United States Treasury PRF 12/1/2022@100), 5.000%, 12/1/2027	1,017,660
1,250,000	Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), 5.000%, 1/1/2044	1,291,278
3,000,000	Denver, CO City & County, Dedicated Tax Revenue Bonds (Series 2021A), 4.000%, 8/1/2051	3,056,690
2,480,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,809,147
403,000	Tallyn’s Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), (United States Treasury PRF 12/1/2023@100), 5.000%, 12/1/2033	419,774
1,000,000	University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2037	1,033,929
	TOTAL	10,147,970
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—0.7%
$1,755,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2037	$1,954,031
		District of Columbia—1.5%
500,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	514,556
250,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2033	261,581
225,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	235,422
195,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, (Original Issue Yield: 6.670%), 6.500%, 5/15/2033	204,505
1,500,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Dulles Toll Road Second Senior Lien Revenue Refunding Bonds (Series 2022A), (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2052	1,506,117
1,275,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Dulles Toll Road Subordinate Lien Revenue Refunding Bonds (Series 2019B), (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2053	1,287,323
		TOTAL	4,009,504
		Florida—6.5%
1,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	1,023,047
2,000,000		Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 5.000%, 1/1/2047	2,252,035
1,500,000		Broward County, FL School District, UT GO School Bonds (Series 2022), 5.000%, 7/1/2051	1,751,614
800,000	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	544,000
2,000,000		Florida State, Department of Transportation Florida Right-of-Way Acquisition and Bridge Construction Bonds (Series 2018B), 4.000%, 7/1/2039	2,103,756
500,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilites Revenue Bonds TEMPS-80 (Series 2022B-1), 3.750%, 10/1/2027	494,505
2,000,000		Miami-Dade County, FL (Miami-Dade County, FL Transit System), Sales Surtax Revenue Bonds (Series 2012), (United States Treasury PRF 7/1/2022@100), 5.000%, 7/1/2042	2,006,217
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,500,000		Miami-Dade County, FL (Miami-Dade County, FL Transit System), Transit System Sales Surtax Revenue Bonds (Series 2020A), 4.000%, 7/1/2048	$1,537,922
2,500,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2019), 4.000%, 10/1/2049	2,560,870
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.000%, 5/1/2029	504,919
165,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), (United States Treasury LOC), 7.250%, 6/1/2034	168,300
900,000		Rivers Edge II CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	779,186
1,000,000		Tampa, FL (H. Lee Moffitt Cancer Center), Hospital Revenue Bonds (Series 2020B), 5.000%, 7/1/2050	1,072,624
415,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), (Original Issue Yield: 6.752%), (Step Coupon 11/1/2024@6.610%), 0.000%, 5/1/2040	327,148
450,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	4
		TOTAL	17,126,147
		Georgia—0.2%
510,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2021B), 5.000%, 1/1/2054	489,148
		Idaho—0.6%
1,750,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.000%, 10/1/2033	1,529,403
		Illinois—11.4%
3,000,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	3,094,542
2,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2053	2,136,503
1,000,000		Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 4.000%, 12/1/2055	996,926
2,000,000		Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2022A), 5.000%, 12/1/2057	2,188,710
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2017-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 11/1/2036	1,092,098
234,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	234,058
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$1,000,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	$837,221
1,500,000	Illinois Finance Authority (Northshore-Edward-Elmhurst Health Credit Group), Revenue Bonds (Series 2022A), 4.000%, 8/15/2042	1,521,485
2,200,000	Illinois Finance Authority (University of Chicago), Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	2,238,230
1,340,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	1,455,120
1,660,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	1,802,799
1,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	1,033,350
750,000	Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.850%), 5.750%, 5/1/2045	818,588
2,000,000	Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	1,880,318
1,000,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	1,023,248
235,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	255,007
1,900,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2046	1,978,753
2,255,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2025	2,269,058
1,600,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	1,664,446
1,250,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	1,343,235
	TOTAL	29,863,695
	Indiana—1.5%
930,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2030	965,336
500,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.250%, 1/1/2038	519,107
250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	273,781
2,000,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2032	2,122,946
	TOTAL	3,881,170
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Iowa—0.4%
$1,015,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022) TOBs, 5.000%, Mandatory Tender 12/1/2042	$1,086,029
	Kansas—0.8%
2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	2,115,012
	Kentucky—0.7%
1,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2031	997,828
950,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Refunding Bonds (Series 2021B), (Assured Guaranty Municipal Corp. INS), 4.000%, 7/1/2049	973,392
	TOTAL	1,971,220
	Louisiana—1.2%
1,000,000	Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2024	1,000,000
1,500,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	1,500,000
550,000	St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011) TOBs, 5.850%, Mandatory Tender 6/1/2025	583,096
	TOTAL	3,083,096
	Maryland—0.9%
1,500,000	Baltimore, MD (Baltimore, MD Wastewater Utility), Project Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	1,547,882
320,000	Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	329,643
400,000	Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	414,831
	TOTAL	2,292,356
	Massachusetts—2.0%
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2018A), 5.000%, 1/1/2047	2,207,958
2,000,000	Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.000%, 7/15/2040	2,433,044
620,000	Massachusetts Development Finance Agency (Wellforce Obligated Group), Revenue Bonds (Series 2020C), (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2045	621,073
	TOTAL	5,262,075
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—4.7%
$445,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	$488,380
500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	527,313
750,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2032	786,411
600,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	627,264
2,500,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Revenue Bonds (Series 2019A), 4.000%, 2/15/2050	2,482,756
1,750,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	1,787,418
300,000		Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.000%, 11/15/2041	315,226
3,705,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), 5.000%, 9/1/2033	3,907,551
1,490,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	1,509,049
		TOTAL	12,431,368
		Minnesota—0.2%
400,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2040	420,169
		Missouri—0.4%
750,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	654,873
550,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	459,306
		TOTAL	1,114,179
		Montana—0.1%
350,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	351,351
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nebraska—1.8%
$2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	$2,015,929
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	2,841,343
		TOTAL	4,857,272
		New Hampshire—0.1%
500,000	[1,2,3]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	200,000
		New Jersey—5.1%
2,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2014UU), 5.000%, 6/15/2034	2,571,173
1,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2014PP), (United States Treasury PRF 6/15/2024@100), 5.000%, 6/15/2031	1,592,810
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022BB), 4.000%, 6/15/2046	494,601
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,084,062
250,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2031	269,701
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2022@100), 5.000%, 1/1/2032	1,504,724
500,000		South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	466,858
2,600,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	2,782,449
2,355,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	2,535,289
		TOTAL	13,301,667
		New Mexico—0.3%
650,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	688,124
		New York—9.6%
1,250,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Revenue Bonds (Series 2022A), 4.000%, 2/15/2044	1,281,621
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	$530,586
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.250%, 11/15/2055	1,619,196
500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	528,629
500,000		New York City, NY IDA (Yankee Stadium LLC), PILOT Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 4.000%, 3/1/2045	497,403
2,490,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2022CC-1), 4.000%, 6/15/2052	2,580,607
1,500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2022C-1), 4.000%, 2/1/2051	1,544,363
900,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.000%, 8/1/2036	944,811
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.000%, 8/1/2030	2,071,386
1,000,000		New York City, NY, UT GO Bonds (Series 2012D-1), 4.000%, 3/1/2048	1,027,760
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.000%, 8/1/2030	261,292
1,000,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	1,003,633
1,650,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2017B), 4.000%, 2/15/2046	1,684,861
1,500,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2042	1,555,511
2,000,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	2,199,458
750,000		New York State Power Authority (New York State Power Authority Transmission Project), Green Transmission Project Revenue Bonds (Series 2022A), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/15/2047	770,563
2,805,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2039	2,882,887
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$2,300,000	New York State Urban Development Corp. (New York State Sales Tax Revenue Bond Fund), State Sales Tax Revenue Bonds (Series 2019A), 4.000%, 3/15/2045	$2,359,178
	TOTAL	25,343,745
	Ohio—2.6%
750,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2040	760,750
500,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2042	515,008
1,440,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	1,450,960
1,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2029	1,536,891
800,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	819,675
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2033	1,048,230
750,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2039	786,172
	TOTAL	6,917,686
	Pennsylvania—4.4%
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2034	1,099,157
165,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury COL), 5.000%, 1/1/2023	168,304
440,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury COL), 5.000%, 1/1/2023	448,941
45,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	48,244
185,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	198,339
650,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2023	658,955
220,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	227,849
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.000%, 8/1/2040	$1,057,727
1,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	1,002,539
1,500,000	Lehigh County, PA General Purpose Authority (Lehigh Valley Academy Regional Charter School), Charter School Revenue Bonds (Series 2022), 4.000%, 6/1/2057	1,344,954
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,051,503
1,420,000	Pennsylvania State University, (Series 2020A), 4.000%, 9/1/2050	1,439,666
1,665,000	Philadelphia, PA School District, LT GO Bonds (Series 2021 A), (Pennsylvania School District Intercept Program GTD), 4.000%, 9/1/2046	1,678,933
1,250,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2020B), (Assured Guaranty Municipal Corp. GTD), 4.000%, 9/1/2050	1,278,951
	TOTAL	11,704,062
	Puerto Rico—2.2%
5,630,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	5,724,109
	Rhode Island—1.2%
3,000,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	3,092,495
	South Carolina—1.1%
2,250,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	2,377,600
500,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 4.000%, 12/1/2042	503,279
	TOTAL	2,880,879
	South Dakota—0.6%
1,500,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2027	1,549,485
	Tennessee—0.6%
600,000	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	400,141
1,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2054	1,081,579
	TOTAL	1,481,720
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—9.2%
$2,640,000	Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2036	$2,772,268
270,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2033	279,624
1,000,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2032	1,003,868
2,240,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016B), 4.000%, 12/1/2036	2,328,018
1,500,000	Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Improvement Bonds (Series 2013B), 5.000%, 11/1/2030	1,518,652
585,000	Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2021B), 4.000%, 11/1/2045	599,074
987,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2021C), 4.000%, 9/1/2034	994,064
764,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2021C), 4.000%, 9/1/2044	755,416
835,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	873,611
1,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	994,243
1,525,000	Houston, TX Higher Education Finance Corp. (Harmony Public Schools ), Education Revenue & Refunding Bonds (Series 2014A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/15/2033	1,583,385
1,500,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 4.000%, 5/15/2049	1,525,568
175,000	New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2036	190,240
685,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	717,286
1,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	1,550,360
415,000	Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), (United States Treasury PRF 11/15/2024@100), 7.500%, 11/15/2034	467,926
500,000	San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2022), 4.000%, 2/1/2043	511,625
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000		Spring, TX Independent School District, Unlimited Tax School Building Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2043	$2,088,034
235,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	245,861
3,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2017B), 4.000%, 8/15/2044	3,088,380
		TOTAL	24,087,503
		Virgin Islands—0.2%
490,000		Matching Fund Special Purpose Securitization Corporation, VI, Matching Fund Securitization Bonds (Series 2022A), 5.000%, 10/1/2039	497,757
		Virginia—0.4%
1,000,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2049	1,000,796
		Washington—2.8%
1,500,000		Central Puget Sound, WA Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Improvement and Refunding Bonds (Series 2021S-1), 4.000%, 11/1/2046	1,536,568
480,000	[1]	Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.000%, 7/1/2025	500,055
500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	502,416
1,000,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2051	933,774
1,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	896,071
1,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	848,432
2,000,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	2,246,272
		TOTAL	7,463,588
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—0.4%
$1,050,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	$1,104,019
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $238,167,285)	234,265,704
	[4]	SHORT-TERM MUNICIPALS—10.9%
		Alabama—2.1%
600,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 0.650%, 6/1/2022	600,000
4,800,000		Mobile, AL IDB (Alabama Power Co.), (Second Series 2009) Daily VRDNs, 0.680%, 6/1/2022	4,800,000
		TOTAL	5,400,000
		Michigan—0.1%
400,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 0.670%, 6/1/2022	400,000
		New York—4.8%
1,600,000		MTA Transportation Revenue, (Subseries 2012G-1) Daily VRDNs, (Barclays Bank plc LOC), 0.650%, 6/1/2022	1,600,000
1,750,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.620%, 6/1/2022	1,750,000
2,850,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.620%, 6/1/2022	2,850,000
5,700,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank plc LIQ), 0.650%, 6/1/2022	5,700,000
800,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005B-3) Daily VRDNs, (State Street Bank and Trust Co. LOC), 0.580%, 6/1/2022	800,000
		TOTAL	12,700,000
		Ohio—0.2%
500,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 0.670%, 6/1/2022	500,000
		Pennsylvania—1.8%
3,600,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.700%, 6/1/2022	3,600,000
1,150,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.670%, 6/1/2022	1,150,000
		TOTAL	4,750,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[4]	SHORT-TERM MUNICIPALS—continued
		Texas—1.4%
$3,600,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2020B) Daily VRDNs, 0.620%, 6/1/2022	$3,600,000
		Wyoming—0.5%
1,300,000		Lincoln County, WY (Exxon Capital Ventures, Inc.), (Series 2014) Daily VRDNs, (Exxon Mobil Corp. GTD), 0.580%, 6/1/2022	1,300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $28,650,000)	28,650,000
		TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $266,817,285)[5]	262,915,704
		OTHER ASSETS AND LIABILITIES—NET[6]	2,710,722
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES (VMTPS)	(113,600,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$152,026,426
At May 31, 2022, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2022, these restricted securities amounted to $10,954,942, which represented 7.2% of total net assets.
2
Security in default.
3
Non-income-producing security.
4
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
5
The cost of investments for federal tax purposes amounts to $266,632,514.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at May 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2022, all investments of the Fund as well as the liquidation value of the VMTPS, utilized Level 2 inputs in valuing the Fund’s assets and liabilities carried at fair value.
The following acronyms are used throughout this portfolio:
CDD	—Community Development District
COL	—Collateralized
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
TELA	—Toll Equity Loan Agreement
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
Semi-Annual Shareholder Report

Financial Highlights
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.65	$15.49	$15.35	$14.31	$15.04	$14.55
Income From Investment Operations:
Net investment income	0.29	0.65	0.66	0.70	0.74	0.79[1]
Net realized and unrealized gain (loss)	(2.40)	0.16	0.09	1.00	(0.73)	0.43
Distributions to auction market preferred shareholders from net investment income[2]	—	(0.00)[3]	(0.00)[3]	(0.07)	(0.05)	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	(2.11)	0.81	0.75	1.63	(0.04)	1.22
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.32)	(0.65)	(0.61)	(0.62)	(0.69)	(0.73)
Increase From Auction Market Preferred Share Tender and Repurchase	—	—	—	0.03	—	—
Net Asset Value, End of Period	$13.22	$15.65	$15.49	$15.35	$14.31	$15.04
Market Price, End of Period	$12.02	$15.23	$14.45	$14.09	$12.40	$14.11
Total Return at Net Asset Value[4]	(13.58)%	5.28%	5.11%	11.83%	(0.28)%	8.54%
Total Return at Market Price[5]	(19.10)%	9.99%	7.17%	18.92%	(7.44)%	5.51%
Ratios to Average Net Assets:
Net expenses[6]	1.85%[7]	1.62%	2.05%	2.66%	2.54%	1.91%
Net expenses excluding all interest and trust expenses[8]	0.99%[7]	0.99%	0.99%[9]	0.99%[9]	0.99%[9]	0.99%
Net investment income[10]	4.06%[7]	4.11%	4.37%	4.66%	5.06%	5.27%
Expense waiver/reimbursement[11]	0.21%[7]	0.19%	0.22%	0.26%	0.25%	0.30%
Supplemental Data:
Net assets, end of year (000 omitted)	$152,026	$179,906	$178,130	$176,491	$164,532	$172,968
Portfolio turnover[12]	18%	19%	20%	15%	30%	12%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940— Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[13]
5/31/2022 - VMTPS	$113,600,000	$116,913	$100,140	$50,070	$50,000
11/30/2021 - VMTPS	$113,600,000	$129,256	$100,082	$50,041	$50,000
11/30/2020 - VMTPS	$113,600,000	$126,287	$100,086	$50,043	$50,000
11/30/2020 - AMPS	$1,175,000	$126,287	$50,000	$25,000	$25,000
11/30/2019 - VMTPS	$113,600,000	$125,600	$100,168	$50,084	$50,000
11/30/2019 - AMPS	$1,175,000	$125,600	$50,002	$25,001	$25,000
11/30/2018	$114,750,000	$60,846	$50,078	$25,039	$25,000
11/30/2017	$114,750,000	$62,691	$50,025	$25,012	$25,000
1
Per share number was calculated using the average shares method.
2
The amounts shown are based on Common Share equivalents.
3
Represents less than $0.01.
4
Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5
Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.
6
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7
Computed on an annualized basis.
8
Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on tender option bond trusts.
9
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.99% for the years ended November 30, 2020, 2019, and 2018, after taking into account these expense reductions.
10
Ratios reflect reductions for dividend payments to preferred shareholders.
11
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect waiver/reimbursement recorded by investment companies in which the Fund may invest.
12
Securities that mature are considered sales for purposes of this calculation.
13
Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2022 (unaudited)

Assets:
Investment in securities, at value (identified cost $266,817,285)		$262,915,704
Due from broker		228,000
Cash		142,108
Income receivable		3,223,119
TOTAL ASSETS		266,508,931
Liabilities:
Income distribution payable - Common Shares	$620,897
Interest payable - VMTP Shares	159,382
Payable for portfolio accounting fees	57,291
Payable for investment adviser fee (Note 5)	2,925
Payable for administrative fee (Note 5)	738
Accrued expenses (Note 5)	41,272
TOTAL ACCRUED LIABILITIES		882,505
Other Liabilities:
Variable Rate Municipal Term Preferred Shares (VMTPS) (2,272 shares authorized and issued at $50,000 per share)		113,600,000
TOTAL LIABILITIES		114,482,505
Net assets applicable to Common Shares		$152,026,426
Net Assets Applicable to Common Shares Consists of:
Paid-in capital		$158,805,344
Total distributable earnings (loss)		(6,778,918)
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES		152,026,426
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$152,026,426 ÷ 11,498,091 shares outstanding, ($0.01 par value, unlimited shares authorized)		$13.22
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2022 (unaudited)

Investment Income:
Interest		$4,895,991
Expenses:
Investment adviser fee (Note 5)	$767,268
Administrative fee (Note 5)	66,353
Custodian fees	4,381
Transfer agent fees	26,616
Directors’/Trustees’ fees (Note 5)	4,084
Auditing fees	19,547
Legal fees	4,339
Portfolio accounting fees	57,175
Printing and postage	16,381
Interest expense - VMTP Shares (Note 6)	707,712
Miscellaneous (Note 5)	29,752
TOTAL EXPENSES	1,703,608
Waiver of investment adviser fee (Note 5)	(171,531)
Net expenses		1,532,077
Net investment income		3,363,914
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(4,337,101)
Net realized gain on futures contracts		845,416
Net change in unrealized appreciation of investments		(24,026,729)
Net realized and unrealized loss on investments and futures contracts		(27,518,414)
Change in net assets resulting from operations applicable to Common Shares		$(24,154,500)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2022	Year Ended 11/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,363,914	$7,431,680
Net realized gain (loss)	(3,491,685)	309,848
Net change in unrealized appreciation/depreciation	(24,026,729)	1,464,353
Distributions from net investment income - AMPS	—	(473)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(24,154,500)	9,205,408
Distributions to Common Shareholders	(3,725,382)	(7,450,224)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	—	20,815
Change in net assets	(27,879,882)	1,775,999
Net Assets:
Beginning of period	179,906,308	178,130,309
End of period	$152,026,426	$179,906,308
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
May 31, 2022 (unaudited)

Operating Activities:
Change in net assets resulting from operations applicable to common shares	$(24,154,500)
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(49,740,028)
Proceeds from sale of investment securities	70,367,882
Net purchase of short-term investment securities	(18,355,000)
Increase in due from broker	(228,000)
Decrease in income receivable	523,067
Decrease in receivable for investments sold	906,499
Decrease in payable for investments purchased	(5,001,956)
Increase in interest payable—VMTPS	66,665
Increase in payable for portfolio accounting fees	26,085
Decrease in payable for investment adviser fee	(595)
Increase in payable for administrative fee	738
Decrease in accrued expenses	(16,559)
Net amortization of premium	1,040,398
Net derivative activity on futures contracts	845,416
Net realized gain on investments	3,491,685
Net change in unrealized appreciation of investments	24,026,729
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,798,526
Financing Activities:
Income distributions to participants	(3,725,382)
NET CASH USED IN FINANCING ACTIVITIES	(3,725,382)
Net increase in cash	73,144
Cash:
Beginning of period	68,964
End of period	$142,108
Supplemental disclosure of cash flow information:
Cash paid for interest expense during the period ended May 31, 2022, was $641,047.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Premier Municipal Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, closed-end management investment company. The investment objective of the Fund is to provide current income exempt from federal income tax, including the federal AMT.
On February 11, 2021, the Fund’s Board of Trustees (the “Trustees”), after a deliberative review and consistent with the interests of the Fund and Fund shareholders, amended and restated the By-Laws of the Fund to give Fund shareholders additional protections against unwanted takeover and other actions by activist investors. Among other things, the amendments reflected in the By-Laws: (1) add new provisions that limit the voting rights of certain large shareholders unless those rights are reinstated by the other shareholders (i.e., “control share provisions”); (2) add a forum selection clause that would generally require litigation to be brought in state or federal court located in Delaware; (3) increase the quorum required at a shareholder meeting from one-third to a simple majority of the shares entitled to vote for any trustee elections or vote to reinstate voting rights to any shareholders (including certain affiliates of such shareholder) owning more than certain thresholds of the Fund’s outstanding shares; (4) clarify the conduct of shareholder meetings and certain powers of the chairperson of the meeting; and (5) enhance existing provisions regarding shareholder nominations and proposals, including advance notice provisions to add additional protections for the Fund and provide information that is useful to the Trustees in evaluating any such nominations or proposals from shareholders.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to common shareholders, if any, are recorded on the ex-dividend date and are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $171,531 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At May 31, 2022, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $9,912,120. This is based on amounts held as of each month-end throughout the six-month period.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at May 31, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$172,345	$162,594
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/13/2014	$601,466	$615,685
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/10/2014	$250,609	$256,181
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	8/27/2015	$1,021,435	$1,035,935
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/1/2034	11/13/2014	$1,001,117	$986,322
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$375,417	$365,343
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$830,122	$544,000
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	1/10/2018	$751,872	$654,873
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$560,840	$459,306
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$345,964	$341,043
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	6/8/2017	$500,000	$200,000
Semi-Annual Shareholder Report

Security	Acquisition Date	Acquisition Cost	Market Value
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$1,000,000	$1,003,633
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	7/3/2013	$643,779	$649,279
Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.000%, 7/1/2025	7/22/2015	$481,323	$500,055
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$502,024	$502,416
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2051	2/13/2019	$1,027,317	$933,774
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1/14/2021	$1,050,860	$896,071
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	6/9/2021	$1,108,204	$848,432
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$845,416
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2022	Year Ended 11/30/2021
Shares issued to shareholders in payment of distributions declared	—	1,315
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	—	1,315
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4. FEDERAL TAX INFORMATION
At May 31, 2022, the cost of investments for federal tax purposes was $266,632,514. The net unrealized depreciation of investments for federal tax purposes was $3,716,810. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,017,089 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,733,899.
As of November 30, 2021, the Fund had a capital loss carryforward of $46,838, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$46,838	$—	$46,838
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The investment management agreement between the Fund and the Adviser provides for an annual management fee, payable daily, at the annual rate of 0.55% of the Fund’s managed assets.
Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2022, the Adviser voluntarily waived $171,531 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding any interest and trust expenses on inverse floater trusts, interest expense on variable rate municipal term preferred shares (VMTPS) and commission costs on preferred shareholder dividend payments) paid by the Fund will not exceed 0.99%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements, no assurance can be given that future total annual operating expenses will not be more or less than 0.99%.
Interfund Transactions
During the six months ended May 31, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $34,600,000 and $22,300,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. PREFERRED SHARES
Variable Rate Municipal Term Preferred Shares
The Fund’s VMTPS are a floating-rate form of preferred shares with dividends (which are treated as interest payments for financial reporting purposes) that reset weekly to a fixed spread of 0.95% (subject to certain adjustments) against the Securities Industry and Financial Markets Association Municipal Swap Index. The VMTPS have a mandatory term redemption date of October 18, 2049, as well as potential early term redemption dates, including on each third anniversary of their issuance, the next such date being October 18, 2022.
In the Fund’s Statement of Assets and Liabilities, the aggregate liquidation value of the VMTPS is shown as a liability since the shares have a stated mandatory redemption date. VMTPS represent preferred shares and ranked on parity with the previously outstanding Auction Market Preferred Shares (AMPS) . VMTPS are senior in priority to the Fund’s outstanding common shares as to payment of dividends. The average liquidation value outstanding and average annualized dividend rate of VMTPS for the Fund during the six months ended May 31, 2022, were $113,600,000 and 1.249%, respectively. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2022, interest expense on VMTPS amounted to $707,712.
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Whenever preferred shares (including AMPS and VMTPS) are outstanding, common shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the preferred shares have been paid, the Fund satisfies the 200% asset coverage requirement after giving effect to the distribution, and certain other requirements imposed by any nationally recognized statistical ratings organizations rating the preferred shares have been met. At May 31, 2022, there were no such restrictions on the Fund.
Auction Market Preferred Shares
On November 3, 2021, the Fund redeemed all of its outstanding AMPS at $25,000 per share plus any unpaid dividends accrued through the redemption date. The total liquidation preference of the AMPS that were redeemed was $1,175,000.
Distributions to AMPS, were recorded daily and paid weekly at a rate set through auction procedures or under the Fund’s Statement of Preferences. Prior to the redemption, consistent with the patterns in the broader auction rate securities market, the Fund’s AMPS auctions continued to be unsuccessful in clearing due to an imbalance of sell orders over bids to buy the AMPS. As a result, the dividend rate of the AMPS remained at the maximum applicable rate. The final dividend rate paid to AMPS was 0.044%. The auction agent, Deutsche Bank Trust Company Americas, paid each Broker-Dealer trailer commissions after each auction, from funds provided by the Fund.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2022, were as follows:
Purchases	$49,740,028
Sales	$70,367,882
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent accounting pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
federated hermes premier municipal income fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment
Semi-Annual Shareholder Report

advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also took into account information concerning the Fund’s closed-end structure, as well as the Fund’s market prices, net asset values, trading volume data, distribution rates and other matters relevant to Fund shareholders.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s
Semi-Annual Shareholder Report

view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. The Board received and considered information regarding the Fund’s discount to net asset value per share, including comparative data for the Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, and total expense ratios relative to the category of peer funds selected by Morningstar (the “Expense Peer Group”).
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered closed-end funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered closed-end funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Semi-Annual Shareholder Report

The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the
Semi-Annual Shareholder Report

continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board also considered whether the Fund might benefit from economies of scale. The Board noted that, as a closed-end fund, the Fund has made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Fund’s initial public offering) has not made and does not expect to make additional offerings to raise more assets. As a result, the Fund is unlikely to grow materially in size. The Board noted that, as a consequence, there does not appear to be any meaningful economies of scale to be realized from internal growth. Accordingly, the Board concluded that this was not a particularly relevant consideration in its overall evaluation.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and
Semi-Annual Shareholder Report

distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
For each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Hermes Premier Municipal Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31423P108
CUSIP 31423P504
28583 (7/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a)	The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable

(b) The following is the revised biographical information for Portfolio Managers R. J. Gallo and Lee R. Cunningham II:

R.J. Gallo

R.J. Gallo, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since its inception in December of 2002.

Mr. Gallo is a Senior Portfolio Manager, Head of the Municipal Bond Investment Group and Chairman of the Duration Management Committee. He is responsible for day to day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with the Adviser or an affiliate since 2000; has worked in investment management since 1996; has managed investment portfolios since 2002. Education: B.A., University of Michigan; M.P.A., Princeton University.

Lee R. Cunningham, II

Lee R. Cunningham, II, Senior Portfolio Manager, has been the Fund’s portfolio manager since its inception in December of 2002.

Mr. Cunningham is a Senior Portfolio Manager responsible for day to day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with the Adviser or an affiliate since 1995; has worked in investment management since 1995; has managed investment portfolios since 1998. Education: B.S., University of Pennsylvania; M.B.A., University of Pittsburgh.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies

Not Applicable. The Fund does not currently participate in a securities lending program and did not engage in any securities lending activities during the period of this report.

Item 13.	Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Premier Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 25, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 25, 2022